U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

             Annual Notice of Securities Sold Pursuant to Rule 24f-2

1.)      Name and address of issuer:

         Transamerica Occidental Life Insurance Company
         1150 South Olive Street

         Los Angeles, CA  90015

2.)      Name of each series or class of funds for which this notice is filed:

         Separate Account VA-5 of Transamerica Occidental Life Insurance Company

3.)      Investment Company Act File Number:                           811-8158
         Securities Act File Number:                                   33-71746

4a.)     Last day of fiscal year for which this notice
         is filed:                                                     12/31/00

4b.)     Check box if this Form is being filed late
         (more than 90 calendar days after the end
         of the issuer's fiscal year)                                  [      ]

4c.)     Check box if this is the last time the issuer will be
         filing this Form                                              [      ]

5.)      Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during the
                  fiscal year pursuant to Section 24(f):               $131,597

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:                 $3,444,740

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $___________

         (iv)     Total available redemption credits (add Items 5(ii)
                  and 5(iii):                                       $3,444,740

         (v)      Net sales - if Item 5(i) is greater than Item 5(iv),
                  subtract Item 5(iv) from Item 5(i):                    $0

         (vi)     Redemption credits available for use in future years --
                  if Item 5(i) is less than Item 5(iv), subtract Item 5(iv)
                  from Item 5(i):                                   $3,313,143

         (vii)    Muiltiplier for determining registration fee:         .00025

         (viii)   Registration fee due (multiply Item 5(v) by
                  Item 5(vii) - (enter "0" if no fee is due):         $0

6.)      Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before (effective date of rescission of rule 24e-2), then report the amount of securities (number of shares or other units) deducted here: ___________. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

         ----------------.

7.)      Interest due -- if this Form is being filed more than 90 days
         after the end of the issuer's fiscal year                    $________

8.)      Total of the amount of the registration fee due plus any
         interest due (line 5(viii) plus line 7):                     $0

9.)      Date the registration fee and any interest payment was sent
         to the Commission's lockbox depository:                    __________

         Method of Delivery:

         [      ] Wire Transfer
         [      ] Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                  TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY


                  By:      ___________________________________________________
                           Susan Vivino
                           Second Vice President and
                           Assistant Secretary

                  SEPARATE ACCOUNT VA-5 OF TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY


                  By:      ___________________________________________________
                           Susan Vivino
                           Second Vice President and
                           Assistant Secretary

DATE:    March 7, 2001

March 7, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza

Washington, D.C. 20549

Commissioners:

I refer to the Form 24f-2 dated March 7, 20001 with respect to the Registration Statements on Form N-4 relating to variable annuity policies funded by Separate Account VA-5 of Transamerica Occidental Life Insurance Company (the "Account"). The initial Registration Statement registered an indefinite number of securities of the Account pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Form 24f-2 makes definite the amount of securities of the Account which were so registered under the Registration Statements.

I have examined and relied upon copies of the Registration Statements and all amendments thereto, as well as the Form 24f-2, and I have examined and relied upon originals, or copies certified to my satisfaction, of such corporate records, documents, certificates and other instruments as in my judgment are necessary or appropriate to enable me to render the opinion set forth below.

Based on the foregoing, I am of the opinion that the individual variable annuity policies funded by the Account and the units of interest thereunder, the registration of which the Form 24f-2 makes definite in amount, were duly authorized and legally issued, and are fully-paid and non-assessable.

I hereby consent to the use of this opinion in connection with the filing of the attached Form 24f-2.

Very truly yours,



David M. Goldstein
Senior Vice President and
Deputy General Counsel